As filed with the Securities and Exchange Commission on February 24, 2003.

                                                              File No. 2-10103

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

   Pre-Effective Amendment No.  ______                            [ ]

   Post-Effective Amendment No. ______                            [ ]


                         FRANKLIN CAPITAL GROWTH FUND
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                (Registrant's Area Code and Telephone Number)


                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
  (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                    Code)

                          Murray L. Simpson, esquire
                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                   (Name and Address of Agent for Service)

                             Bruce G. Leto, Esquire
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest, par value $.01 per share, of Franklin Capital Growth Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on March 26, 2003, pursuant to Rule 488.


                                     PART A







                         FRANKLIN LARGE CAP GROWTH FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Shareholders' Meeting scheduled for May 22, 2003 at 10:00 a.m. Pacific time. They discuss the proposal to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page [ ] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).

                          TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.

                     This page intentionally left blank.

                         FRANKLIN LARGE CAP GROWTH FUND
                   (A SERIES OF FRANKLIN STRATEGIC SERIES)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906

Dear Shareholders:

      Enclosed is a Notice of Meeting for a Special Shareholders' Meeting ("Meeting") of Franklin Large Cap Growth Fund ("Large Cap Fund"), a series of Franklin Strategic Series ("Strategic Series"). The Meeting is scheduled for May 22, 2003 at 10:00 a.m. Pacific time at One Franklin Parkway, San Mateo, CA 94403. The accompanying materials describe an important proposal that may affect the future of Large Cap Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                  PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD

      This Meeting is very important. The Trustees of your Fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of Large Cap Fund being exchanged for those of a fund called Franklin Capital Growth Fund ("Capital Fund" and, together with Large Cap Fund, the "Funds"). If the shareholders of your Fund approve the proposal, you will receive shares of Capital Fund equal in value to your investment in Large Cap Fund. You will no longer be a shareholder of Large Cap Fund, and you will instead be a shareholder of Capital Fund. Large Cap Fund will no longer exist after the reorganization is completed.

      The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

      The Trustees recommend this transaction because the projected growth of assets of Large Cap Fund is not sufficient to continue to offer a fund with competitive performance and high quality service to shareholders over the long term. Capital Fund has similar investment goals and investment policies as Large Cap Fund, as well as a significantly larger asset base and historically lower expense ratios and a lower management fee than Large Cap Fund. The greater asset size of Capital Fund is expected to benefit the shareholders of Large Cap Fund through economies of scale that will result in Large Cap Fund shareholders immediately receiving the benefit of lower annual expense ratios. In addition, because of the larger size of Capital Fund and more stable base for asset management, shareholders may benefit from further reductions in expenses. Furthermore, the combined Fund may have an enhanced ability to effect portfolio transactions on more favorable terms, allowing Capital Fund greater investment flexibility. Franklin Advisers, Inc. ("Advisers") manages both Capital Fund and Large Cap Fund.

      Please take the time to review this document and vote now. THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

[] To ensure that your vote is counted, indicate your position on the enclosed proxy card.

[] Sign and return your card promptly.

[] You may also vote by telephone or over the Internet.

[] If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                                      Sincerely,



                                                      Rupert H. Johnson, Jr.
                                                      President

                     This page intentionally left blank.
                         FRANKLIN LARGE CAP GROWTH FUND
                   (A SERIES OF FRANKLIN STRATEGIC SERIES)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                   NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                           TO BE HELD ON MAY 22, 2003

To the Shareholders of Franklin Large Cap Growth Fund:

      NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting (the "Meeting") of Franklin Large Cap Growth Fund ("Large Cap Fund"), a series of Franklin Strategic Series ("Strategic Series"), will be held at One Franklin Parkway, San Mateo, CA 94403 on May 22, 2003 at 10:00 a.m. Pacific time. The Meeting is being called for the following purposes:

      1. To approve or disapprove an Agreement and Plan of Reorganization ("Plan") between Strategic Series, on behalf of Large Cap Fund, and Franklin Capital Growth Fund ("Capital Fund") that provides for (i) the acquisition of substantially all of the assets of Large Cap Fund by Capital Fund in exchange for shares of Capital Fund, (ii) the distribution of such shares to the shareholders of Large Cap Fund, and (iii) the complete liquidation and dissolution of Large Cap Fund.

      2. To transact any other business, not currently contemplated, that may properly come before the meeting.

      A copy of the Plan is attached as Exhibit A to the Prospectus/Proxy Statement, which describes the transaction more completely.

      Shareholders of record as of the close of business on March 14, 2003 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                          By Order of the Board of Trustees,



                                          Murray L. Simpson
                                          Secretary
San Mateo, California
[              ], 2003

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO STRATEGIC SERIES OR BY VOTING IN PERSON AT THE MEETING.

                           PROSPECTUS/PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

                                                                         PAGE

COVER PAGE                                                               Cover

SUMMARY
What proposal am I voting on?
How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
How do the investment goals, strategies and policies of the Funds compare? What are the risks of an investment in the Funds?
Who manages the Funds?
What are the fees and expenses of each of the Funds and what might they be after the Transaction?
How do the performance records of the Funds compare?
Where can I find more financial information about the Funds?
What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION
How will the Transaction be carried out?
Who will pay the expenses of the Transaction?
What are the tax consequences of the Transaction?
What should I know about the shares of Capital Fund?
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS AND POLICIES
Are there any significant differences between the investment goals and strategies of the Funds?
How do the fundamental investment restrictions of the Funds differ? What are the risk factors associated with investments in the Funds?

                          TABLE OF CONTENTS (CONTINUED)

                                                                           PAGE

FURTHER INFORMATION ABOUT CAPITAL FUND

FURTHER INFORMATION ABOUT LARGE CAP FUND

VOTING INFORMATION
How many votes are necessary to approve the Plan?
How do I ensure my vote is accurately recorded?
Can I revoke my proxy?
What other matters will be voted upon at the Meeting?
Who is entitled to vote?
What other solicitations will be made?
Are there dissenters' rights?

PRINCIPAL HOLDERS OF SHARES

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
FRANKLIN STRATEGIC SERIES, ON BEHALF OF FRANKLIN LARGE
CAP GROWTH FUND, AND FRANKLIN CAPITAL GROWTH FUND                           A-1

EXHIBIT B - PROSPECTUS OF FRANKLIN CAPITAL GROWTH FUND - CLASS A, B, C & R DATED NOVEMBER 1, 2002, AS SUPPLEMENTED JANUARY 1, 2003, OR FRANKLIN CAPITAL GROWTH FUND - ADVISOR CLASS DATED NOVEMBER 1, 2002,
AS APPLICABLE (ENCLOSED)

EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF FRANKLIN
CAPITAL GROWTH FUND DATED JUNE 30, 2002 (ENCLOSED)


                     This page intentionally left blank.

                           PROSPECTUS/PROXY STATEMENT
                                 DATED [ ], 2003
                          ACQUISITION OF THE ASSETS OF
                         FRANKLIN LARGE CAP GROWTH FUND
                   (A SERIES OF FRANKLIN STRATEGIC SERIES)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

                        BY AND IN EXCHANGE FOR SHARES OF
                          FRANKLIN CAPITAL GROWTH FUND
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

      This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of Franklin Large Cap Growth Fund ("Large Cap Fund"), which is a series of the Franklin Strategic Series ("Strategic Series"), to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of Large Cap Fund vote to approve the Plan, substantially all of the assets of Large Cap Fund will be acquired by Franklin Capital Growth Fund ("Capital Fund") in exchange for shares of Franklin Capital Growth Fund - Class A ("Capital Fund Class A shares"), Franklin Capital Growth Fund - Class B ("Capital Fund Class B shares"), Franklin Capital Growth Fund - Class C ("Capital Fund Class C shares"), Franklin Capital Growth Fund - Class R ("Capital Fund Class R shares") and Franklin Capital Growth Fund - Advisor Class ("Capital Fund Advisor Class shares").

      The Meeting will be held at One Franklin Parkway, San Mateo, CA 94403 on May 22, 2003 at 10:00 a.m. Pacific time. The Board of Trustees of Strategic Series, on behalf of Large Cap Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about [ ], 2003.

      If Large Cap Fund shareholders vote to approve the Plan, you will receive Capital Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in shares of Franklin Large Cap Growth Fund - Class A ("Large Cap Fund Class A shares"), Capital Fund Class B shares of equivalent aggregate NAV to your investment in shares of Franklin Large Cap Growth Fund - Class B ("Large Cap Fund Class B shares"), Capital Fund Class C shares of equivalent aggregate NAV to your investment in shares of Franklin Large Cap Growth Fund - Class C ("Large Cap Fund Class C shares"), Capital Fund Class R shares of equivalent aggregate NAV to your investment in shares of Franklin Large Cap Growth Fund - Class R("Large Cap Fund Class R shares") and Capital Fund Advisor Class shares of equivalent aggregate NAV to your investment in shares of Franklin Large Cap Growth Fund - Advisor Class ("Large Cap Fund Advisor Class shares"). Large Cap Fund will then be liquidated and dissolved.

      Both Large Cap Fund and Capital Fund (the "Funds") invest primarily in equity securities. The primary investment goals of the Funds are substantially the same. Capital Fund's primary goal is capital appreciation, whereas Large Cap Fund's goal is long-term capital appreciation. Capital Fund, however, has a secondary goal to provide current income return through the receipt of dividends or interest from its investments. Large Cap Fund does not have a secondary goal. Franklin Advisers, Inc. ("Advisers") serves as investment adviser to both Funds.

      This Prospectus/Proxy Statement gives the information about the proposed reorganization and Capital Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Capital Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

[] The applicable Prospectus of Capital Fund - Class A, B, C & R dated November 1, 2002, as supplemented January 1, 2003, or Capital Fund - Advisor Class dated November 1, 2002 (the "Capital Fund Prospectus") is attached to and considered a part of this Prospectus/Proxy Statement.

[] The Annual Report to Shareholders of Capital Fund dated June 30, 2002, which contains financial and performance information for Capital Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

[] A Statement of Additional Information dated [ ], 2003 relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

      You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Capital Fund or Strategic Series at P.O. Box 997151, Sacramento, CA 95899-9983.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                     SUMMARY

      This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), the Capital Fund Prospectus (enclosed as Exhibit B) and the Annual Report to Shareholders of Capital Fund (enclosed as Exhibit C).

WHAT PROPOSAL AM I VOTING ON?

      At a meeting held on January 14, 2003, the Board of Trustees of Strategic Series, on behalf of Large Cap Fund, considered a proposal to merge Large Cap Fund into Capital Fund, approved the Plan and voted to recommend that shareholders of Large Cap Fund vote to approve the Plan. If shareholders of Large Cap Fund vote to approve the Plan, it will result in the transfer of substantially all of Large Cap Fund's assets to Capital Fund, in exchange for shares of Capital Fund of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of Capital Fund shares that you receive will likely be different than the number of Large Cap Fund shares you held. After shares of Capital Fund are distributed to Large Cap Fund shareholders, Large Cap Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Large Cap Fund and will become a shareholder of Capital Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

      Your Class A, Class B, Class C, Class R or Advisor Class shares of Large Cap Fund will be exchanged for Class A, Class B, Class C, Class R or Advisor Class shares of Capital Fund, respectively, of equivalent aggregate NAV.

      Advisers manages both Funds. The Funds have substantially the same primary investment goal and similar investment policies. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of Strategic Series, on behalf of Large Cap Fund, has determined that the Transaction is in the best interests of the shareholders of Large Cap Fund. The Board of Trustees of both Strategic Series and Capital Fund also concluded that no dilution in value would result to the shareholders of Large Cap Fund or Capital Fund as a result of the Transaction.

      It is expected that Large Cap Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of their exchange of shares for Capital Fund shares. You should, however, consult your tax advisor about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information about the Transaction - WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?"

                  THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

      Shareholders who own shares at the close of business on March 14, 2003 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority of the shares of Large Cap Fund outstanding and entitled to vote must be voted in favor of the Plan.

      Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, the persons appointed as proxies will officially cast your votes at the Meeting.

      You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                    COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

      Both Large Cap Fund and Capital Fund invest primarily in equity securities. The primary investment goals of the Funds are substantially the same. Capital Fund's primary goal is capital appreciation, whereas Large Cap Fund's goal is long-term capital appreciation. Capital Fund, however, has a secondary goal to provide current income return through the receipt of dividends or interest from its investments. Large Cap Fund does not have a secondary investment goal.

      Although both Large Cap Fund and Capital Fund focus on investments in equity securities, there are differences in the strategies pursued by each Fund.

      Unlike Capital Fund, Large Cap Fund normally invests at least 80% of its net assets in equity securities of large capitalization (share price multiplied by the number of common shares outstanding) growth companies. Capital Fund may invest in securities of companies of any size market capitalization, including a significant portion of its assets in companies falling within the small-cap (less than $1.5 billion) and mid-cap (less than $8 billion) ranges. Also, Large Cap Fund may invest up to 25% of its assets in foreign securities, while Capital Fund intends to invest no more than 15% of its total assets in securities of companies of developed foreign nations. Capital Fund does not presently intend to buy securities of issuers in developing nations.

      For more information about the investment goals and policies of Large Cap Fund and Capital Fund, please see the section "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

      Investments in Capital Fund and Large Cap Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals.

      Most of the risks associated with an investment in each Fund are similar and include stocks, sector and foreign securities. To the extent Capital Fund invests more of its assets in small-cap and debt securities than Large Cap Fund, Capital Fund may have more exposure to risks associated with investments in those securities.

      For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

      The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of Strategic Series (in the case of Large Cap Fund) and the Board of Trustees of Capital Fund. Each Fund is an open-end, registered management investment company, commonly referred to as a "mutual fund." Strategic Series was organized as a Delaware statutory trust on January 25, 1991 and is registered with the SEC. Capital Fund was previously organized as a California corporation on August 30, 1984, and was reorganized on August 10, 2000 as a Delaware statutory trust created on March 21, 2000. Capital Fund also is registered with the SEC. Prior to May 1, 2002, Capital Fund was known as Franklin Growth and Income Fund.

      Advisers is the investment manager of both Large Cap and Capital Funds. Advisers is a wholly owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Advisers and its affiliates serve as investment manager or administrator to 50 registered investment companies, with approximately 148 U.S.-based funds or series. They have over $257 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

      The team responsible for Capital Fund's day-to-day management is:

      SERENA PERIN VINTON CFA, VICE PRESIDENT OF ADVISERS
      Ms. Vinton has been a manager of the Fund since 1996. She joined Franklin Templeton Investments in 1991.

      EDWARD D. PERKS CFA, VICE PRESIDENT of Advisers
      Mr. Perks has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1992.

      CONRAD B. HERRMANN CFA, SENIOR VICE PRESIDENT OF ADVISERS
      Mr. Herrmann has been a manager of the Fund since 1993. He joined Franklin Templeton Investments in 1989.

      The team responsible for Large Cap Fund's day-to-day management is:

      SERENA PERIN VINTON CFA, VICE PRESIDENT OF ADVISERS
      Ms. Vinton has been a manager of the Fund since 2002. She joined Franklin Templeton Investments in 1991.

      EDWARD B. JAMIESON, EXECUTIVE VICE PRESIDENT OF ADVISERS
      Mr. Jamieson has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1987.

      MATT MOBERG CPA, Portfolio MANAGER of Advisers
      Mr. Moberg has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1998.

      Capital Fund has a management agreement with Advisers under which Advisers receives a management fee based on the schedule below:

---------------------------------------------------------------
ANNUAL RATE       NET ASSETS
---------------------------------------------------------------
0.625%            First $100 million
0.500%            Over $100-250 million
0.450%            Over $250 million
---------------------------------------------------------------

      Large Cap Fund also has a management agreement with Advisers under which Advisers receives a management fee based on the schedule below:
---------------------------------------------------------------
ANNUAL RATE       NET ASSETS
---------------------------------------------------------------
0.500%            First $500 million
0.400%            Over $500 million -1 billion
0.350%            Over $1 -1.5 billion
0.300%            Over $1.5-6.5 billion
0.275%            Over $6.5-11.5 billion
0.250%            Over $11.5-16.5 billion
0.240%            Over $16.5-19 billion
0.230%            Over $19- 21.5 billion
0.220%            Over $21.5 billion
---------------------------------------------------------------

    For Capital Fund, Advisers pays an administration fee to FT Services equal to:

---------------------------------------------------------------
ANNUAL RATE       AVERAGE DAILY NET ASSETS
---------------------------------------------------------------
0.150%            First $200 million
0.135%            Over $200-700 million
0.100%            Over $700 million-1.2 billion
0.075%            Over $1.2 billion
---------------------------------------------------------------

    Large Cap Fund pays an administration fee directly to FT Services equal to:

---------------------------------------------------------------
ANNUAL RATE       AVERAGE DAILY NET ASSETS
---------------------------------------------------------------
0.200%            All assets
---------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

      The table below describes the fees and expenses of the Funds for the 12-month period ended December 31, 2002.

                                  FEE TABLE FOR
                         LARGE CAP FUND AND CAPITAL FUND

                                             ACTUAL+            PROJECTED++
                                            -----------------------------------
                                                                   CAPITAL
                                                                    FUND-
                                             LARGE CAP   CAPITAL   CLASS A
                                              FUND-       FUND-     AFTER
                                             CLASS A     CLASS A   TRANSACTION
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge (Load)
 (as a percentage of Offering Price)          5.75%       5.75%          5.75%
   Load imposed on purchases                  5.75%       5.75%          5.75%
   Maximum deferred sales charge              None        None           None
   (Load)/1

 Exchange Fee (per transaction)               None        None           None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                              0.47%       0.48%/2        0.46%
 Distribution and service (12b-1) Fees        0.35%       0.25%          0.25%
 Other Expenses                               0.72%       0.29%          0.31%
                                         ---------------------------------------
 Total Annual Fund Operating Expenses         1.54%       1.02%/2        1.02%
                                         =======================================
 Management Fee Reduction                     0.00%      -0.03%2        -0.02%
                                         =======================================
 Net Annual Fund Operating Expenses           1.54%       0.99%2         1.00%
                                         =======================================

                                             ACTUAL+            PROJECTED++
                                         ---------------------------------------
                                                                   CAPITAL
                                                                    FUND-
                                             LARGE CAP    CAPITAL  CLASS B
                                               FUND-       FUND-    AFTER
                                             CLASS B     CLASS B  TRANSACTION
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge (Load)
 (as a percentage of Offering Price)          4.00%       4.00%          4.00%
   Load imposed on purchases                  None        None           None
   Maximum deferred sales charge              4.00%       4.00%          4.00%
   (Load)/3
 Exchange Fee (per transaction)               None        None           None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                              0.47%       0.48%/2        0.46%
 Distribution and service (12b-1) Fees        1.00%       1.00%          1.00%
 Other Expenses                               0.72%       0.29%          0.31%
                                         ---------------------------------------
 Total Annual Fund Operating Expenses         2.19%       1.77%/2        1.77%
                                         =======================================
 Management Fee Reduction                     0.00%      -0.03%/2       -0.02%
                                         =======================================
 Net Annual Fund Operating Expenses           2.19%       1.74%/2        1.75%
                                         =======================================



                                             ACTUAL+            PROJECTED++
                                         ---------------------------------------
                                                                   CAPITAL
                                                                    FUND-
                                              LARGE CAP  CAPITAL   CLASS C
                                               FUND-      FUND-     AFTER
                                               CLASS C   CLASS C  TRANSACTION
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge (Load)
 (as a percentage of Offering Price)          1.99%       1.99%          1.99%
   Load imposed on purchases                  1.00%       1.00%          1.00%
   Maximum deferred sales charge              0.99%       0.99%          0.99%
   (Load)/4
 Exchange Fee (per transaction)               None        None           None
ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                              0.47%       0.48%/2        0.46%
 Distribution and service (12b-1) Fees        0.99%       0.98%          0.98%
 Other Expenses                               0.72%       0.29%          0.31%
                                         =======================================
 Total Annual Fund Operating Expenses         2.18%       1.75%/2        1.75%
                                         =======================================
  Management Fee Reduction                    0.00%      -0.03%/2       -0.02%
                                         =======================================
 Net Annual Fund Operating Expenses           2.18%       1.72%/2        1.73%
                                         =======================================

                                             ACTUAL+            PROJECTED++
                                         ---------------------------------------
                                                                   CAPITAL
                                                                    FUND-
                                              LARGE CAP  CAPITAL   CLASS R
                                               FUND-      FUND-     AFTER
                                               CLASS R   CLASS R  TRANSACTION
                                         ---------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge (Load)
 (as a percentage of Offering Price)          1.00%       1.00%          1.00%
   Load imposed on purchases                  None        None           None
   Maximum deferred sales charge              1.00%       1.00%          1.00
   (Load)
 Exchange Fee (per transaction)               None        None           None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                              0.47%       0.48%/2        0.46%
 Distribution and service (12b-1) Fees        0.50%       0.50%          0.50%
 Other Expenses                               0.72%       0.29%          0.31%
                                         ---------------------------------------
 Total Annual Fund Operating Expenses         1.69%       1.27%/2        1.27%
                                         =======================================
 Management Fee Reduction                     0.00%      -0.03%/2       -0.02%
                                         =======================================
 Net Annual Fund Operating Expenses           1.69%       1.24%/2        1.25%
                                         =======================================


                                             ACTUAL+            PROJECTED++
                                        ----------------------------------------
                                                                   CAPITAL
                                                                     FUND-
                                              LARGE CAP  CAPITAL   ADVISOR
                                                FUND-     FUND-     CLASS
                                              ADVISOR    ADVISOR    AFTER
                                               CLASS     CLASS   TRANSACTION
                                        ----------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge (Load)
 (as a percentage of Offering Price)           None       None           None
 Exchange Fee (per transaction)                None       None           None
ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                              0.47%       0.48%/2        0.46%
 Distribution and service (12b-1) Fees        None        None           None
 Other Expenses                               0.72%       0.29%          0.31%
                                        ----------------------------------------
 Total Annual Fund Operating Expenses         1.19%       0.77%/2        0.77%
                                        ----------------------------------------
 Management Fee Reduction                     0.00%      -0.03%/2        -0.02%
                                        ----------------------------------------
 Net Annual Fund Operating Expenses           1.19%       0.74%/2         0.75%
                                        ========================================

+ Information for Large Cap Fund and Capital Fund is provided for the 12-month period ended December 31, 2002.
++ Projected expenses are based on anticipated Capital Fund Class A, Class B,
   Class C, Class R and Advisor Class expenses.
* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
1. There is a 1% contingent deferred sales charge (CDSC) that applies to investments of $1 million or more.
2. Advisers had agreed in advance to reduce its fee to reflect reduced services resulting from Capital Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. With this reduction, management fees were 0.45%.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.


EXAMPLE

      This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS A                              1 YEAR/1    3 YEARS    5 YEARS   10 YEARS
-------                              --------    --------   -------   ---------
Large Cap Fund                         $723      $1,033     $1,366    $2,304
Capital Fund                           $670       $872      $1,091    $1,718
Projected Capital Fund - (after
Transaction)                           $671       $875      $1,096    $1,729

CLASS B                              1 YEAR      3 YEARS    5 YEARS   10 YEARS/2
-------                              -------     -------    -------   ----------
Large Cap Fund                         $622       $985      $1,375     $2,359
Capital Fund                           $577       $848      $1,144     $1,853
Projected Capital Fund - (after
Transaction)                           $578       $851      $1,149     $1,864

CLASS C                              1 YEAR      3 YEARS    5 YEARS   10 YEARS
-------                              -------     --------   -------   ----------
Large Cap Fund                         $418       $775      $1,258     $2,588
Capital Fund                           $372       $636      $1,024     $2,110
Projected Capital Fund - (after
Transaction)                           $373       $639      $1,029     $2,121

CLASS R                              1 YEAR      3 YEARS    5 YEARS   10 YEARS
-------                              -------     --------   --------  ----------
Large Cap Fund                         $272       $533       $918      $1,998
Capital Fund                           $226       $393       $681      $1,500
Projected Capital Fund - (after
Transaction)                           $227       $397       $686      $1,511

ADVISOR CLASS                        1 YEAR      3 YEARS    5 YEARS   10 YEARS
-------------                        -------     --------   --------  ----------
Large Cap Fund                         $121       $378       $654      $1,443
Capital Fund                           $76        $237       $411       $918
Projected Capital Fund - (after
Transaction)                           $77        $240       $417       $930

   If you do not sell your shares:

CLASS B                              1 YEAR      3 YEARS    5 YEARS   10 YEARS/2
-------                              -------     --------   --------  ----------
Large Cap Fund                         $222       $685      $1,175     $2,359
Capital Fund                           $177       $548       $944      $1,853
Projected Capital Fund - (after
Transaction)                           $178       $551       $949      $1,864

CLASS C                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
-------                              -------     --------   --------   ---------
Large Cap Fund                         $319       $775      $1,258     $2,588
Capital Fund                           $273       $636      $1,024     $2,110
Projected Capital Fund - (after
Transaction)                           $274       $639      $1,029     $2,121

CLASS R                               1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------                              -------     --------   --------   ---------
Large Cap Fund                         $172       $533       $918      $1,998
Capital Fund                           $126       $393       $681      $1,500
Projected Capital Fund - (after
Transaction)                           $127       $397       $686      $1,511

1. Assumes a CDSC will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

      The performance of the Funds as of December 31, 2002, is shown below:

      AVERAGE ANNUAL TOTAL RETURNS/1

================================================================================

CLASS A                                        1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Capital Fund/2
Return Before Taxes                            -29.72%    -1.29%       7.57%
Return After Taxes on Distributions            -29.72%    -2.18%       5.48%
Return After Taxes on Distributions and Sale
of Fund Shares                                 -18.25%    -0.97%       5.54%

                                                           SINCE
                                                         INCEPTION
                                               1 YEAR    (06/07/99)
--------------------------------------------------------------------------------
Large Cap Fund
Return Before Taxes                            -33.01%    -11.00%
Return After Taxes on Distributions            -33.01%    -11.03%
Return After Taxes on Distributions and Sale
of Fund Shares                                 -20.27%     -8.52%
================================================================================

                                                           SINCE
                                                         INCEPTION
CLASS B                                        1 YEAR     (1/1/99)
---------------------------------------------------------------------
Capital Fund                                   -29.00%     -4.60%

                                                           SINCE
                                                         INCEPTION
                                               1 YEAR    (06/07/99)
---------------------------------------------------------------------
Large Cap Fund                                 -32.12%    -10.86%
=====================================================================

                                                                       SINCE
                                                                     INCEPTION
CLASS C                                        1 YEAR     5 YEARS     (5/1/95)
--------------------------------------------------------------------------------
Capital Fund                                   -27.44%     -1.08%      7.53%

                                                           SINCE
                                                         INCEPTION
                                               1 YEAR    (06/07/99)
---------------------------------------------------------------------
Large Cap Fund                                 -30.72%    -10.35%
=====================================================================

CLASS R                                        1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Capital Fund/2,/3                              -26.32%     -0.39%      7.78%

                                                           SINCE
                                                         INCEPTION
                                               1 YEAR    (06/07/99)
---------------------------------------------------------------------
Large Cap Fund/2,/3                            -29.63%     -9.62%
================================================================================

ADVISOR CLASS                                  1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Capital Fund/4                                 -25.22%      0.15%        8.50%

                                                           SINCE
                                                         INCEPTION
                                               1 YEAR    (06/07/99)
---------------------------------------------------------------------
Large Cap Fund                                 -28.64%     -9.23%
================================================================================

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. Each Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1. Figures reflect sales charges, if any. All performance assumes reinvestment of dividends and capital gains.
2. On May 1, 1994, Class A for Capital Fund implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Effective January 1, 2002, each Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.
4. Effective January 1, 1997, Capital Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 1, 1997, a restated figure is used based upon Capital Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after January 1, 1997, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.



WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

      The Capital Fund Prospectus (enclosed as Exhibit B) and the current Annual Report to Shareholders (enclosed as Exhibit C) contain additional financial information about Capital Fund. The Annual Report to Shareholders of Capital Fund also has discussions of Capital Fund's performance during the fiscal year ended June 30, 2002.
Also, the current Semi-Annual Report to Shareholders of Capital Fund contains more financial information about Capital Fund as well as discussion of Franklin Fund's performance during the six month period ended December 31, 2002.

      The Large Cap Fund Prospectus, as well as the Annual Report and Semi-Annual Report to Shareholders for Large Cap Fund, contain more financial information about Large Cap Fund. These documents are available free of charge upon request (see the section "Information About Large Cap Fund").



    The financial highlights for Capital Fund have been audited by PricewaterhouseCoopers LLP for the five years ended June 30, 2002.

                             FINANCIAL HIGHLIGHTS
                         FRANKLIN CAPITAL GROWTH FUND

                                 SIX MONTHS
                                   ENDED
                                 DECEMBER 31,          YEAR ENDED JUNE 30,
--------------------------------------------------------------------------------
CLASS A                          2002    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    8.95   12.04    17.00    11.67   10.99   10.16
period                          ------------------------------------------------
  Net investment income/1         .02     .04      .04      .01     .06     .05
  Net realized and unrealized
  gains (losses)                 (.94)  (3.05)   (3.95)    5.90    1.25    2.08
                                ------------------------------------------------
Total from investment operations (.92)  (3.01)   (3.91)    5.91    1.31    2.13
                                ------------------------------------------------
  Distributions from net
  investment income                --    (.02)    (.03)    (.01)   (.05)   (.05)
  Distributions from net
  realized gains                   --    (.05)   (1.02)    (.57)   (.58)  (1.25)
  Total return of capital          --    (.01)      --       --      --      --
                                ------------------------------------------------
Total distributions                --    (.08)   (1.05)    (.58)   (.63)  (1.30)
                                ------------------------------------------------
Net asset value, end of period   8.03    8.95    12.04    17.00   11.67   10.99
                                ================================================
Total return (%)/2             (10.28) (25.16)  (23.79)   52.09   13.01   22.43

Ratios/supplemental data
Net assets, end of period  748,041 855,624 1,058,405 1,165,175 708,607 613,835
($ x 1,000)
Ratios to average net assets: (%)
  Expenses                       1.02/3   .94      .90      .91     .92     .90
  Net investment income           .49/3   .34      .28      .06     .57     .48
Portfolio turnover rate (%)     25.08   54.28    46.19    49.30   45.99   38.00


                                 SIX MONTHS
                                   ENDED
                                 DECEMBER 31,           YEAR ENDED JUNE 30,
--------------------------------------------------------------------------------
Class B                          2002      2002     2001       2000     1999/4
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    8.74     11.82     16.78     11.61     10.39
period                          ------------------------------------------------
  Net investment loss/1          (.01)     (.04)     (.06)     (.10)     (.01)
  Net realized and unrealized
  gains (losses)                 (.92)    (2.99)    (3.88)     5.84      1.28
                                ------------------------------------------------
Total from investment operations (.93)    (3.03)    (3.94)     5.74      1.27
                                ------------------------------------------------
  Distributions from net
  investment income               --        --        --         --      (.05)
  Distributions from net
  realized gains                  --       (.05)    (1.02)     (.57)       --
                                ------------------------------------------------
 Total distributions              --       (.05)    (1.02)     (.57)     (.05)
                                ------------------------------------------------
 Net asset value, end of period  7.81      8.74     11.82     16.78     11.61
                                ================================================
Total return (%)/2             (10.64)   (25.73)   (24.29)    50.90     12.23

Ratios/supplemental data
Net assets, end of period ($ x  41,976    44,041   31,390     15,229    1,276
1,000)
Ratios to average net assets: (%)
  Expenses                       1.76/3    1.69      1.65      1.67      1.56/4
  Net investment loss            (.25)3    (.44)     (.47)     (.65)     (.32)4
Portfolio turnover rate (%)     25.08     54.28     46.19     49.30     45.99

                                 SIX MONTHS
                                   ENDED
                                 DECEMBER 31,           YEAR ENDED JUNE 30,
--------------------------------------------------------------------------------
ClASS C                        2002    2002     2001      2000    1999    1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of  8.66    11.70    16.65     11.52   10.91  10.12
period                       ---------------------------------------------------
  Net investment loss/1        (.01)    (.04)    (.07)     (.10)   (.02)  (.01)
  Net realized and unrealized
  gains (losses)               (.91)   (2.95)   (3.86)     5.80    1.23   2.05
                             ---------------------------------------------------
Total from investment          (.92)   (2.99)   (3.93)     5.70    1.21   2.04
operations                   ---------------------------------------------------
  Distributions from net
  investment income             --       --       --        --     (.02)   --
  Distributions from net
  realized gains                --      (.05)   (1.02)     (.57)   (.58) (1.25)
                             ---------------------------------------------------
Total distributions             --      (.05)   (1.02)     (.57)   (.60) (1.25)
                             ---------------------------------------------------
Net asset value, end of        7.74     8.66    11.70     16.65   11.52  10.91
period                       ===================================================
Total return (%)/2           (10.62)  (25.65)  (24.38)    50.86   12.11  21.47

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period   116,008  137,117  183,163  181,087   87,057 35,717
($ x 1,000)
Ratios to average net assets: (%)
  Expenses                     1.75/3   1.68     1.65      1.67    1.68   1.69
  Net investment loss          (.24)/3  (.40)    (.47)     (.69)   (.25)  (.28)
Portfolio turnover rate (%)   25.08    54.28    46.19     49.30   45.99  38.00


                              SIX MONTHS     PERIOD
                                ENDED         ENDED
                              DECEMBER 31,   JUNE 30,
------------------------------------------------------
CLASS R                          2002        2002/5
------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    8.94     10.79
period
  Net investment income/1         .01       --
  Net realized losses            (.94)    (1.84)
                                -----------------
Total from investment operations (.93)    (1.84)
                                -----------------
 Distributions from net
  investment income              --        (.01)/6
                                ------------------
Net asset value, end of period   8.01      8.94
                                ====================
Total return (%)/2             (10.40)   (17.09)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x  9,364     3,524
1,000)
Ratios to average net assets: (%)
  Expenses                       1.27/3    1.19/3
  Net investment loss             .24/3    (.08)/3
Portfolio turnover rate (%)     25.08     54.28


                                SIX MONTHS
                                  ENDED
                                DECEMBER 31,          YEAR ENDED JUNE 30,
--------------------------------------------------------------------------------
ADVISOR CLASS                    2002    2002     2001     2000     1999   1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    8.98   12.07   17.04     11.68    11.00  10.17
period                          ------------------------------------------------
  Net investment income/1         .03     .06     .07       .04      .08    .07
  Net realized and unrealized
  gains (losses)                 (.94)  (3.05)  (3.95)     5.91     1.25   2.08
                                ------------------------------------------------
Total from investment operations (.91)  (2.99)  (3.88)     5.95     1.33   2.15
                                ------------------------------------------------
  Distributions from net
  investment income                --    (.04)   (.07)     (.02)    (.07)  (.07)
  Distributions from net
  realized gains                   --    (.05)  (1.02)     (.57)    (.58) (1.25)
  Tax return of capital            --    (.01)     --        --       --     --
                                ------------------------------------------------
Total distributions                --    (.10)  (1.09)     (.59)    (.65) (1.32)
                                ------------------------------------------------
Net asset value, end of period   8.07   $8.98  $12.07    $17.04   $11.68 $11.00
                                ================================================
Total return (%)               (10.13) (24.95) (23.59)    52.52    13.22  22.61

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($x  46,206  $43,422  $45,139  $12,603  $7,327 16,911
1,000)
Ratios to average net assets: (%)
  Expenses                        .77/3   .69     .65       .67      .70    .69
  Net investment income           .74/3   .58     .55       .30      .80    .71
Portfolio turnover rate (%)     25.08   54.28   46.19     49.30    45.99  38.0

1. Based on average shares outstanding effective year ended June 30, 1999.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.
4. For the period January 1, 1999 (effective date) to June 30, 1999 for Class
   B.
5. For the period January 1, 2002 (effective date) to June 30, 2002.
6. Includes distributions from tax return of capital in the amount of $.002.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

      The Funds use the same service providers for the following services:

      CUSTODY SERVICES. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as the custodian of the securities and other assets of Large Cap Fund and Capital Fund.

      TRANSFER AGENCY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for Large Cap Fund and Capital Fund.

      ADMINISTRATIVE SERVICES. FT Services, a wholly owned subsidiary of Resources, provides certain administrative facilities and services to Capital Fund and Large Cap Fund under the same terms and conditions.

      DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions for the Funds.

      DISTRIBUTION AND SERVICE (12B-1) FEES. Both Funds have distribution or Rule 12b-1 plans. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The 12b-1 fees charged to each class are based only on the fees attributable to that particular class.

      Capital Fund's Class A plan may pay up to 0.25% per year of Class A's average daily net assets, whereas Large Cap Fund's Class A plan may pay up to 0.35% per year of Class A's average daily net assets. Each of Capital Fund and Large Cap Fund's Class B and Class C plans may pay up to 1.00% per year of Class B and Class C's average daily net assets, out of which 0.25% may be paid for services to shareholders. Each Fund's Class R plan may pay up to 0.50% per year of Class R's average daily net assets. Neither Fund's Advisor Class has a 12b-1 plan.

      For more information regarding Capital Fund's Rule 12b-1 plans, please see "The Underwriter - Distribution and service (12b-1) fees" in its current SAI dated November 1, 2002.

      PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of Capital Fund and Large Cap Fund is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. The maximum sales charge imposed on purchases of Class C shares of Capital Fund and Large Cap Fund is 1.00%. Advisor Class shares do not have any sales charges. Each Fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50.

      You may sell (redeem) your shares at any time. Shares of each Fund also may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

      Shares of each Fund may be redeemed at its applicable NAV per share. However, redemptions of Class A shares that were purchased in amounts of $1,000,000 or more generally are subject to a 1% Contingent Deferred Sales Charge (CDSC) on shares you sell within 18 months of purchase. There is also a 1% CDSC on any Class C and Class R shares you sell within 18 months of purchase. For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below:

     IF YOU SELL YOUR CLASS B SHARES WITHIN         THIS % IS DEDUCTED FROM
     THIS MANY YEARS AFTER BUYING THEM              YOUR PROCEEDS AS A CDSC
     --------------------------------------------------------------------------
     1 Year                                                    4
     2 Years                                                   4
     3 Years                                                   3
     4 Years                                                   3
     5 Years                                                   2
     6 Years                                                   1
     7 Years                                                   0

      The CDSC for each Fund's Class B, Class C and Class R shares is waived in certain circumstances. Capital Fund shares acquired by Large Cap Fund shareholders as a result of this Transaction are subject to a CDSC to the same extent that Large Cap Fund shares were subject to a CDSC.

      Additional information and specific instructions explaining how to buy, sell, and exchange shares of Capital Fund are outlined in the Capital Fund Prospectus under the heading "Your Account." The accompanying Capital Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for each Fund.

      DIVIDENDS AND DISTRIBUTIONS. Each Fund intends to pay an income dividend from its net investment income at least annually. Each Fund pays capital gains, if any, at least annually to its shareholders. The amount of any distributions will vary, and there is no guarantee a fund will pay either income dividends or capital gain distributions.

      The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in Capital Fund, see the enclosed Capital Fund Prospectus under the heading "Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

      The Board of Trustees of Strategic Series ("Strategic Series Board"), on behalf of Large Cap Fund, has recommended the acquisition of substantially all of the assets of Large Cap Fund by Capital Fund in exchange for shares of Capital Fund and the distribution of such shares to the shareholders of Large Cap Fund in complete liquidation and dissolution of Large Cap Fund (the "Transaction") in order to combine Large Cap Fund with a larger fund that has substantially the same primary goal and similar investment policies.

      A meeting of the Strategic Series Board was held on January 14, 2003 to consider the proposed Transaction. The Strategic Series Board requested and received from Advisers written materials containing relevant information about Capital Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

      The Strategic Series Board considered the potential benefits and costs of the Transaction to shareholders of Large Cap Fund. The Strategic Series Board reviewed information about: (1) the investment objectives and policies of Capital Fund; (2) the portfolio management of Capital Fund; (3) the compatibility of the investment goals, policies, restrictions and investments of Large Cap Fund with those of Capital Fund; (4) the comparative short-term and long-term investment performance of Capital Fund and Large Cap Fund; (5) the current expense ratios of Capital Fund and Large Cap Fund; (6) the expenses related to the Transaction; and (7) the tax consequences of the Transaction.

      The Strategic Series Board also considered that: (a) the investment advisory fee for Capital Fund was lower than such fee for Large Cap Fund; (b) the expenses for shareholders in the combined fund will be lower than those currently paid by Large Cap Fund shareholders; (c) the relatively small asset size of Large Cap Fund had prevented it from realizing significant economies of scale in reducing its expense ratio; and (d) based on Large Cap Fund's historical asset growth, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale.

      Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Strategic Series Board, including all of the Trustees who are not interested persons of Large Cap Fund, concluded that the Transaction is in the best interests of the shareholders of Large Cap Fund and that no dilution of value would result to the shareholders of Large Cap Fund from the Transaction. It approved the Plan and recommended that shareholders of Large Cap Fund vote to approve the Transaction.

      The Board of Trustees of Capital Fund also concluded that the Transaction is in the best interests of the shareholders of Capital Fund and that no dilution of value would result to the shareholders of Capital Fund from the Transaction.

      FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                        INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

      If the shareholders of Large Cap Fund approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. Strategic Series and Capital Fund will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of Large Cap Fund do not approve the Plan, the Transaction will not take place.

      Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of Large Cap Fund approve the Plan at the Meeting, shares of Large Cap Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

      If the shareholders of Large Cap Fund approve the Plan, Large Cap Fund will transfer substantially all of its assets on the closing date, which is scheduled for June 5, 2003, or such other later date as Strategic Series and Capital Fund may agree, to Capital Fund. In exchange, Capital Fund will issue shares of Capital Fund that have an aggregate NAV equal to the dollar value of the assets delivered to Capital Fund. Strategic Series will distribute the Capital Fund shares it receives to the shareholders of Large Cap Fund. Each shareholder of Large Cap Fund will receive a number of Capital Fund shares of the same class and with an aggregate NAV equal to the aggregate NAV of his or her shares of Large Cap Fund. The stock transfer books of Large Cap Fund will be permanently closed as of 1:00 p.m. Pacific time on the closing date. Large Cap Fund will only accept requests for redemptions received in proper form before 1:00 p.m. Pacific time on the closing date. Requests received after that time will be considered requests to redeem shares of Capital Fund. As soon as is reasonably practicable after the transfer of its assets, Large Cap Fund will pay or make provision for payment of all its liabilities. Large Cap Fund will then terminate its existence as a separate series of Strategic Series.

      To the extent permitted by law, Strategic Series and Capital Fund may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

      Each of Strategic Series and Capital Fund has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of Strategic Series and Capital Fund under the Plan with respect to Large Cap Fund or Capital Fund are subject to various conditions, including:

[] Capital Fund's Registration Statement on Form N-14 under the Securities Act of 1933 shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

[]       the shareholders of Large Cap Fund shall have approved the Transaction;
         and

[] Strategic Series and Capital Fund shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for Large Cap Fund, Capital Fund or their shareholders.

      If Strategic Series and Capital Fund agree, the Plan may be terminated or abandoned at any time before or, to the extent permitted by law, after the approval of the shareholders of Large Cap Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

      The expenses resulting from the Transaction, including the costs of the proxy solicitation, are estimated to be $110,396, of which Large Cap Fund and Capital Fund each will pay $27,599. Advisers, as investment manager to both Funds, will pay $55,198.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

      The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from Strategic Series, on behalf of Large Cap Fund, and Capital Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to both Funds, that shareholders of Large Cap Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Large Cap Fund for shares of Capital Fund and that neither Capital Fund nor its shareholders will recognize any gain or loss upon Capital Fund's receipt of the assets of Large Cap Fund.

      After the Transaction, you will continue to be responsible for tracking the purchase cost and holding period of your shares. You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your particular circumstances. You should also consult your tax advisor regarding state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF CAPITAL FUND?

      Class A shares, Class B shares, Class C shares, Class R shares and Advisor Class shares of Capital Fund will be distributed to shareholders of Large Cap Fund's Class A shares, Class B shares, Class C shares, Class R shares and Advisor Class shares, respectively, and generally will have the same legal characteristics as the shares of Large Cap Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Large Cap Fund is a series of Strategic Series. Strategic Series is organized as a Delaware statutory trust. Capital Fund also is organized as a Delaware statutory trust. Former shareholders of Large Cap Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Capital Fund until Large Cap Fund certificates have been returned.


WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

      The following table sets forth, as of December 31, 2002, the capitalization of Large Cap Fund and Capital Fund. The table also shows the projected capitalization of Capital Fund as adjusted to give effect to the proposed Transaction. The capitalization of Capital Fund and its classes is likely to be different when the Transaction is consummated.

                                                                CAPITAL
                                                             FUND - PROJECTED
                           LARGE CAP FUND     CAPITAL FUND    AFTER TRANSACTION
                            (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
--------------------------------------------------------------------------------
NET ASSETS
Class A                   $ 38,335,962      $ 748,040,867       $ 786,376,829
Class B                     $5,072,595        $41,975,560         $47,048,155
Class C                   $ 29,152,431      $ 116,008,244       $ 145,160,675
Class R                      $ 509,457        $ 9,363,777         $ 9,873,234
Advisor Class             $ 12,855,835        $46,206,344         $59,062,179
NET ASSET VALUE PER SHARE
Class A                         $ 6.98             $ 8.03              $ 8.03
Class B                         $ 6.83             $ 7.81              $ 7.81
Class C                         $ 6.83             $ 7.74              $ 7.74
Class R                         $ 6.98             $ 8.01              $ 8.01
Advisor Class                   $ 7.05             $ 8.07              $ 8.07
SHARES OUTSTANDING
Class A                      5,489,225         93,194,045          97,968,137
Class B                        742,870          5,373,559           6,023,059
Class C                      4,267,192         14,996,143          18,762,607
Class R                         73,008          1,169,141           1,232,744
Advisor Class                1,822,912          5,729,220           7,322,260



                 COMPARISON OF INVESTMENT GOALS AND POLICIES

      This section describes the key differences between the investment goals, strategies and principal policies of Large Cap Fund and Capital Fund. For a complete description of Capital Fund's investment policies and risks, you should read the Capital Fund Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

      The primary investment goals of the Funds are substantially the same. Capital Fund's primary goal is capital appreciation, whereas Large Cap Fund's goal is long-term capital appreciation. Capital Fund, however, has a secondary goal to provide current income return through the receipt of dividends or interest from its investments. Large Cap Fund does not have a secondary goal.

      Under normal market conditions, Large Cap Fund invests at least 80% of its net assets in equity securities of large cap growth companies. For purposes of Large Cap Fund's investments, large cap growth companies include well-established companies with market capitalization (share price multiplied by the number of common shares outstanding) values within the top 50% of companies in the Russell 1000 Index at the time of purchase. That index consists of 1,000 large companies that have publicly traded securities. Advisers seeks companies across a wide range of industries that have above-average growth potential and that are highly competitive within their industry. Large Cap Fund may have up to 25% of its assets invested in foreign securities.

      Under normal market conditions, the Capital Fund invests primarily in equity securities of companies that trade on a securities exchange or in the over-the-counter market. Capital Fund may invest in securities of companies of any size market capitalization, including a significant portion of its assets in companies falling within the small-cap (less than $1.5 billion) and mid-cap (less than $8 billion) ranges. Capital Fund, however, does not intend to invest more than 25% of its total assets in small-cap companies. Capital Fund also may invest a portion of its assets in foreign securities, but it does not presently intend to buy securities of issuers in developing nations or to invest more than 15% of its total assets in securities of companies of developed foreign nations.

There are several differences in the strategies pursued by Large Cap Fund and Capital Fund. While both Funds invest in equity securities, Large Cap Fund focuses on equity securities of large cap growth companies, whereas Capital Growth Fund has greater flexibility to invest in not only large cap issuers but also small-cap and mid-cap issuers. In addition, Large Cap Fund may invest up to 25% of its assets in foreign securities, while Capital Fund intends to invest no more than 15% of its total assets in securities of companies of developed foreign nations. Capital Fund does not presently intend to buy securities of issuers in developing nations. In addition, Capital Fund has greater flexibility to invest in debt and convertible securities and is likely to have more of its total assets invested in such securities at any given time than is Large Cap Fund in order to pursue its secondary goal to provide current income.


HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

      Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented.

      The Funds have the same fundamental investment restrictions.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

      Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

      STOCKS. Each Fund focuses on investments in equity securities, particularly common stocks. Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by each Fund.

      SECTOR FOCUS. Although Advisers does not expect to concentrate either Fund's investments in any one sector, it may from time to time allocate more of a Fund's portfolio holdings to a particular sector. To the extent that either Fund has significant investments in one or a few sectors, it is subject to more risk than a fund that maintains broad sector diversification. A significant portion of each Fund's investments may from time to time be in the following industries:

      TECHNOLOGY COMPANY stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. In addition, the prices of technology issuers may be influenced not only by developments relating to the company, but also to factors that affect the sector, even if those factors are not really relevant to the company.

Technology companies have not traditionally paid significant dividends. Therefore, to the extent that a Fund's portfolio is heavily weighted in this sector, it will not produce much income, although it is likely to produce income on a level similar to that of comparable funds.

      ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICE COMPANIES These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

      BIOTECHNOLOGY AND HEALTH TECHNOLOGY COMPANIES The biotechnology (in the case of Large Cap Fund) and health technology industries are subject to extensive government regulation and characterized by competition and rapid technological developments. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. As these factors impact this industry, the value of your shares may fluctuate significantly over relatively short periods of time.

      A significant portion of Capital Fund's investments may from time to time be in the following industry:

      FINANCIAL SERVICES COMPANIES To the extent that Capital Fund has significant investments in financial services companies, general market and economic conditions as well as other risks specific to the financial services industry will impact Capital Fund's investments and its performance. For example, increases in interest rates can have a negative effect on the profitability of financial services companies. Financial services companies are subject to extensive government regulation, which tends to limit not only the amount and types of loans and other financial commitments a financial services company can make, but also the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company.

      FOREIGN SECURITIES. Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in each Fund and affect its share price. Large Cap Fund may be subject to greater relative risk to the extent that it presently may invest a larger portion of assets in foreign securities than Capital Fund. As a practical matter, neither Fund has significant investments in foreign securities.

      CURRENCY EXCHANGE RATES Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less U.S. dollars. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear at this time.

      POLITICAL AND ECONOMIC DEVELOPMENTS The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of a Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund's investments.

      TRADING PRACTICES Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of a Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

      AVAILABILITY OF INFORMATION Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

      LIMITED MARKETS Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

      GROWTH STYLE INVESTING. Advisers pursues a growth strategy in managing the Funds. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks, and if their valuations return to more typical norms, their prices may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

      SMALLER COMPANIES. To the extent that Capital Growth Fund invests in the securities of smaller companies, it may be subject to greater risks associated with such securities than Large Cap Fund. While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

      In addition, smaller companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. Increases in interest rates also may have a negative effect on smaller companies because these companies may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

      DEBT SECURITIES. To the extent that Capital Fund may have a greater portion of its total assets invested in debt and convertible securities, it may have more exposure to certain risks including income and interest rate risks.

      INCOME Since a Fund can only distribute what it earns, its distributions to shareholders may decline when interest rates fall. In addition, a Fund's distributions will be affected by the dividend paying characteristics of the equity securities in its portfolio.

      INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

                    FURTHER INFORMATION ABOUT CAPITAL FUND

      Information about Capital Fund is included in the Capital Fund Prospectus, which is attached to and considered a part of this Prospectus/Proxy Statement. Additional information about Capital Fund is included in its SAI dated November 1, 2002, which is incorporated by reference into the applicable Prospectus and considered a part of this Prospectus/Proxy Statement. Capital Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2002, is attached to and considered a part of this Prospectus/Proxy Statement. Also, Capital Fund's current Semi-Annual Report to Shareholders contains more financial information about Capital Fund during the six-month period ended December 31, 2002. You may request a free copy of the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to Capital Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

      Capital Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                      FURTHER INFORMATION ABOUT LARGE CAP FUND

      Information about Large Cap Fund is included in the current Large Cap Fund Prospectus, as well as the Large Cap Fund SAI dated September 1, 2002, and in Strategic Series' Annual Report to Shareholders dated April 30, 2002 and Semi-Annual Report dated October 31, 2002. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to Large Cap Fund by calling 1-800/DIAL BEN(R) or by writing to Strategic Series at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by Strategic Series can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.


                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

      The affirmative vote of a majority of the total number of shares of Large Cap Fund outstanding and entitled to vote is necessary to approve the Plan for the Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Large Cap Fund held at the close of business on March 14, 2003 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

      Under relevant state law and Strategic Series' governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

      You can vote in any one of four ways:

            o By mail, with the enclosed proxy card.

            o In person at the Meeting.

            o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

      A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

      You may revoke your proxy at any time before it is voted by sending a written notice to Strategic Series expressly revoking your proxy, by signing and forwarding to Strategic Series a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

      The Board of Trustees of Strategic Series does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

      Shareholders of record of Large Cap Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, Class A shares of the Fund had [ ] shares outstanding, Class B shares of the Fund had [ ] shares outstanding, Class C shares of the Fund had [ ]shares outstanding, Class R shares of the Fund had [ ] shares outstanding and Advisor Class shares of the Fund had [ ] shares outstanding.

WHAT OTHER SOLICITATIONS WILL BE MADE?

      Large Cap Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Strategic Series may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Strategic Series, without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. Strategic Series has engaged Georgeson Shareholder Communications Corporation to solicit proxies from brokers, banks, other institutional holders, and individual shareholders for a fee, including out-of-pocket expenses of approximately $24,262. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by Large Cap Fund, one-quarter by Capital Fund, and one-half by Advisers, as investment manager to both Funds.

ARE THERE DISSENTERS' RIGHTS?

      Shareholders of Large Cap Fund will not be entitled to any "dissenters' rights" because the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at NAV until the closing date. After the closing date, you may redeem your Capital Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.
                           PRINCIPAL HOLDERS OF SHARES

      As of the Record Date, the officers and trustees of Strategic Series, as a group, owned of record and beneficially [less than 1% of the outstanding voting shares of Class A shares, Class B shares, Class C shares, Class R shares or Advisor Class shares of Large Cap Fund.] In addition, as of the Record Date, the officers and directors of Capital Fund, as a group, owned of record and beneficially [less than 1% of the outstanding voting shares of Class A shares, Class B shares, Class C shares, Class R shares or Advisor Class shares of Capital Fund.] From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. Except as listed below, as of the Record Date, no other person of record owned 5% or more of the outstanding shares of any class of Capital Fund or Large Cap Fund.

LARGE CAP FUND
NAME AND ADDRESS                             SHARE CLASS        PERCENTAGE (%)
--------------------------------------------------------------------------------



CAPITAL FUND
NAME AND ADDRESS                             SHARE CLASS        PERCENTAGE (%)
--------------------------------------------------------------------------------


                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the investment manager for Large Cap Fund and Capital Fund

DISTRIBUTORS - Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for Large Cap Fund and Capital Fund

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, LLC, the administrator for Large Cap Fund and Capital Fund

INVESTOR SERVICES - Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the shareholder servicing and transfer agent to Large Cap Fund and Capital Fund

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. For each Fund, the maximum front-end sales charge is 5.75% for Class A shares and 1.00% for Class C shares. Advisor Class shares do not have any sales charges, and Class B shares and Class R shares do not have front-end sales charges. There is a maximum deferred sales charge of 4.00% for Class B shares of each Fund and 1.00% for Class R of each Fund. We calculate the offering price to two decimal places using standard rounding criteria.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

                    EXHIBITS TO PROSPECTUS/PROXY STATEMENT
EXHIBIT
------------------------------------------------------------------------------

      A Agreement and Plan of Reorganization by Franklin Strategic Series, on behalf of Franklin Large Cap Growth Fund, and Franklin Capital Growth Fund (attached)

      B Prospectus of Franklin Capital Growth Fund - Class A, B, C & R dated November 1, 2002, as supplemented January 1, 2003, or Franklin Capital Growth Fund - Advisor Class dated November 1, 2002, as applicable (enclosed)

      C Annual Report to Shareholders of Franklin Capital Growth Fund dated June 30, 2002 (enclosed)




                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement and Plan"), is made as of this [ ] day of [ ], 2003, by and between Franklin Strategic Series ("Strategic Series"), a Delaware statutory trust with its principal place of business at One Franklin Parkway, San Mateo, California 94403, on behalf of its series, Franklin Large Cap Growth Fund ("Large Cap Fund"), and Franklin Capital Growth Fund ("Capital Fund"), a Delaware statutory trust with its principal place of business at One Franklin Parkway, San Mateo, California 94403.

                             PLAN OF REORGANIZATION

      The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by Capital Fund, of substantially all of the property, assets and goodwill of Large Cap Fund in exchange solely for full and fractional shares of beneficial interest, par value $0.01 per share, of Capital Fund - Class A ("Capital Fund Class A Shares"), full and fractional shares of beneficial interest, par value $0.01 per share, of Capital Fund - Class B ("Capital Fund Class B Shares"), full and fractional shares of beneficial interest, par value $0.01 per share, of Capital Fund - Class C ("Capital Fund Class C Shares"), full and fractional shares of beneficial interest, par value $0.01 per share, of Capital Fund - Class R ("Capital Fund Class R Shares") and full and fractional shares of beneficial interest, par value $0.01 per share, of Capital Fund - Advisor Class ("Capital Fund Advisor Shares") (collectively, "Capital Fund Shares"); (ii) the distribution of Capital Fund Class A Shares to the holders of shares of Large Cap Fund - Class A ("Large Cap Fund Class A Shares"), Capital Fund Class B Shares to the holders of shares of Large Cap Fund
- Class B ("Large Cap Fund Class B Shares"), Capital Fund Class C Shares to the holders of shares of Large Cap Fund - Class C ("Large Cap Fund Class C Shares"), Capital Fund Class R Shares to the holders of shares of Large Cap Fund - Class R ("Large Cap Fund Class R Shares") and Capital Fund Advisor Class Shares to the holders of shares of Large Cap Fund - Advisor Class ("Large Cap Fund Advisor Class Shares") (collectively, "Large Cap Fund Shares"), according to their respective interests in Large Cap Fund in complete liquidation of Large Cap Fund; and (iii) the dissolution of Large Cap Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan hereinafter set forth.


                                     AGREEMENT

    In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.    SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF LARGE CAP
----------------------------------------------------------------------------
   FUND.
   ----

    (a) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of Capital Fund herein contained, and in consideration of the delivery by Capital Fund of the number of Capital Fund Class A Shares, Capital Fund Class B Shares, Capital Fund Class C Shares, Capital Fund Class R Shares and Capital Fund Advisor Class Shares hereinafter provided, Strategic Series, on behalf of Large Cap Fund, agrees that it will convey, transfer and deliver to Capital Fund at the Closing all of Large Cap Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Agreement and Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Large Cap Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of Strategic Series shall reasonably deem to exist against Large Cap Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Large Cap Fund's books (hereinafter "Net Assets"). Large Cap Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

      (b) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of Strategic Series, on behalf of Large Cap Fund, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Capital Fund agrees at the Closing to deliver to Strategic Series: (i) the number of Capital Fund Class A Shares, determined by dividing the net asset value per share of the Large Cap Fund Class A Shares by the net asset value per share of Capital Fund Class A Shares, and multiplying the result thereof by the number of outstanding Large Cap Fund Class A Shares, as of 1:00 p.m. Pacific time on the Closing Date; (ii) the number of Capital Fund Class B Shares, determined by dividing the net asset value per share of the Large Cap Fund Class B Shares by the net asset value per share of Capital Fund Class B Shares, and multiplying the result thereof by the number of outstanding Large Cap Fund Class B Shares, as of 1:00 p.m. Pacific time on the Closing Date;
(iii) the number of Capital Fund Class C Shares, determined by dividing the net asset value per share of the Large Cap Fund Class C Shares by the net asset value per share of Capital Fund Class C Shares, and multiplying the result thereof by the number of outstanding Large Cap Fund Class C Shares, as of 1:00 p.m. Pacific time on the Closing Date; (iv) the number of Capital Fund Class R Shares, determined by dividing the net asset value per share of the Large Cap Fund Class R Shares by the net asset value per share of Capital Fund Class R Shares, and multiplying the result thereof by the number of outstanding Large Cap Fund Class R Shares, as of 1:00 p.m. Pacific time on the Closing Date; and,
(v) the number of Capital Fund Advisor Class Shares, determined by dividing the net asset value per share of the Large Cap Fund Advisor Class Shares by the net asset value per share of Capital Fund Advisor Class Shares, and multiplying the result thereof by the number of outstanding Large Cap Fund Advisor Class Shares, as of 1:00 p.m. Pacific time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

      (c) Immediately following the Closing, Strategic Series shall dissolve Large Cap Fund and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Capital Fund Shares received by Large Cap Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Large Cap Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Capital Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Large Cap Fund shall be entitled to surrender the same to the transfer agent for Capital Fund in exchange for the number of Capital Fund Shares into which the Large Cap Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Capital Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Large Cap Fund shall be deemed for all Capital Fund's purposes to evidence ownership of the number of Capital Fund Shares into which the Large Cap Fund Shares (which prior to the Closing were represented thereby) have been converted.

2.    VALUATION.

      (a) The value of Large Cap Fund's Net Assets to be acquired by Capital Fund hereunder shall in each case be computed as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Large Cap Fund's currently effective prospectus.

     (b) The net asset value of a share of beneficial interest of Large Cap Fund Class A Shares, Large Cap Fund Class B Shares, Large Cap Fund Class C Shares, Large Cap Fund Class R Shares and Large Cap Fund Advisor Class Shares shall be determined to the fourth decimal place as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Large Cap Fund's currently effective prospectus.

     (c) The net asset value of a share of beneficial interest of Capital Fund Class A Shares, Capital Fund Class B Shares, Capital Fund Class C Shares, Capital Fund Class R Shares and Capital Fund Advisor Class Shares shall be determined to the nearest full cent as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Capital Fund's currently effective prospectus.

3.    CLOSING AND CLOSING DATE.

    The Closing Date shall be June 5, 2003, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Strategic Series at 2:00 p.m. Pacific time on the Closing Date. Strategic Series, on behalf of Large Cap Fund, shall have provided for delivery as of the Closing those Net Assets of Large Cap Fund to be transferred to the account of Capital Fund's custodian, Bank of New York, Mutual Funds Division, 100 Church Street, New York, New York 10286. Also, Strategic Series, on behalf of Large Cap Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of its Large Cap Fund Class A Shares, Large Cap Fund Class B Shares, Large Cap Fund Class C Shares, Large Cap Fund Class R Shares and Large Cap Fund Advisor Class Shares and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m. Pacific time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Capital Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Capital Fund to be delivered to the account of Large Cap Fund at said transfer agent registered in such manner as the officers of Strategic Series, on behalf of Large Cap Fund, may request, or provide evidence satisfactory to Strategic Series that such Capital Fund Shares have been registered in an account on the books of Capital Fund in such manner as the officers of Strategic Series may request.

4.    REPRESENTATIONS AND WARRANTIES BY CAPITAL FUND.
      ----------------------------------------------

      Capital Fund represents and warrants to Strategic Series that:

      (a) Capital Fund is a statutory trust created under the laws of the State of Delaware as a business trust pursuant to an Agreement and Declaration of Trust on March 21, 2000, and is validly existing under the laws of that State. Capital Fund is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Capital Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital as required by the 1940 Act.

      (b) Capital Fund is authorized to issue an unlimited number of shares of beneficial interest of Capital Fund Shares, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Capital Fund is further divided into five classes of shares and an unlimited number of shares of beneficial interest, par value $0.01 per share, has been allocated and designated to each of these classes of shares.

      (c) The financial statements appearing in the Capital Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2002, audited by PricewaterhouseCoopers LLP, and the financial statements for Capital Fund for the six-month period ended December 31, 2002, copies of which have been delivered to Strategic Series, fairly present the financial position of Capital Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The books and records of Capital Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Capital Fund.

      (e) Capital Fund has the necessary power and authority to conduct its business as such business is now being conducted.

      (f) Capital Fund is not a party to or obligated under any provision of its Declaration of Trust, as amended ("Declaration of Trust"), or By-laws, as amended ("By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement and Plan.

      (g) Capital Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Capital Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Agreement and Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

      (h) Capital Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      (i) Capital Fund does not have any unamortized or unpaid organizational fees or expenses.

5.    REPRESENTATIONS AND WARRANTIES BY STRATEGIC SERIES ON BEHALF OF LARGE
      ----------------------------------------------------------------------
CAP FUND.
--------

      Strategic Series represents and warrants to Capital Fund that:

      (a) Large Cap Fund is a series of Strategic Series, a statutory trust created under the laws of the State of Delaware as a business trust pursuant to an Agreement and Declaration of Trust on January 25, 1991, and is validly existing under the laws of that State. Strategic Series is duly registered under the 1940 Act as an open-end, management investment company and all of Strategic Series' Large Cap Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

      (b) Strategic Series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights and currently issues shares of 13 series, including Large Cap Fund. Large Cap Fund is further divided into five classes of shares, and an unlimited number of shares of beneficial interest of Strategic Series, par value $0.01 per share, have been allocated and designated to each class of Large Cap Fund.

      (c) The financial statements appearing in the Strategic Series' Annual Report to Shareholders for the fiscal year ended April 30, 2002, audited by PricewaterhouseCoopers, LLP, and the financial statements for Large Cap Fund for the six-month period ended October 31, 2002, copies of which have been delivered to Capital Fund, fairly present the financial position of Large Cap Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The books and records of Large Cap Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Large Cap Fund.

      (e) Strategic Series has the necessary power and authority to conduct Large Cap Fund's business as such business is now being conducted.

      (f) Strategic Series is not a party to or obligated under any provision of its Declaration of Trust or Amended and Restated By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement and Plan.

      (g) Strategic Series has elected to treat Large Cap Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Large Cap Fund is a "fund" as defined in Section 851(g)(2) of the Code, Large Cap Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Agreement and Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

      (h) Large Cap Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

       (i) Large Cap Fund does not have any unamortized or unpaid organization fees or expenses.

6.    REPRESENTATIONS AND WARRANTIES BY STRATEGIC SERIES AND CAPITAL FUND.
      --------------------------------------------------------------------

      Strategic Series, on behalf of Large Cap Fund, and Capital Fund, each represents and warrants to the other that:

      (a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m. Pacific time on the Closing Date for the purpose of determining the number of Capital Fund Shares to be issued pursuant to Section 1 of this Agreement and Plan, will accurately reflect each Fund's Net Assets and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

      (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

      (c) Except as disclosed in its currently effective prospectus relating to Large Cap Fund, in the case of Strategic Series, and Capital Fund, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither Capital Fund nor Strategic Series are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Capital Fund's or Large Cap Fund's business or their ability to consummate the transactions herein contemplated.

      (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

      (e) The execution, delivery, and performance of this Agreement and Plan have been duly authorized by all necessary action of its Board of Trustees and this Agreement and Plan, subject to the approval of Large Cap Fund's shareholders in the case of Strategic Series, constitutes a valid and binding obligation enforceable in accordance with its terms.

      (f) It anticipates that consummation of this Agreement and Plan will not cause Large Cap Fund, in the case of Strategic Series, and Capital Fund to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of its fiscal year.

      (g) It has the necessary power and authority to conduct the business of its Fund, as such business is now being conducted.

7.    COVENANTS OF STRATEGIC SERIES AND CAPITAL FUND.

      (a) Strategic Series, on behalf of Large Cap Fund, and Capital Fund each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

      (b) Strategic Series, on behalf of Large Cap Fund, undertakes that it will not acquire Capital Fund Shares for the purpose of making distributions thereof to anyone other than Large Cap Fund's shareholders.

      (c) Strategic Series, on behalf of Large Cap Fund, undertakes that, if this Agreement and Plan is consummated, it will liquidate and dissolve Large Cap Fund.

      (d) Strategic Series, on behalf of Large Cap Fund, and Capital Fund each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

      (e) At the Closing, Strategic Series, on behalf of Large Cap Fund, will provide Capital Fund a copy of the shareholder ledger accounts, certified by Large Cap Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Large Cap Fund Shares as of 1:00 p.m. Pacific time on the Closing Date who are to become shareholders of Capital Fund as a result of the transfer of assets that is the subject of this Agreement and Plan.

      (f) The Board of Trustees of Strategic Series shall call and Strategic Series shall hold, a Special Meeting of Large Cap Fund's shareholders to consider and vote upon this Agreement and Plan (the "Special Meeting") and Strategic Series shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Strategic Series agrees to mail to each shareholder of record of Large Cap Fund entitled to vote at the Special Meeting at which action on this Agreement and Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

      (g) Capital Fund will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Capital Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.


8.    CONDITIONS PRECEDENT TO BE FULFILLED BY STRATEGIC SERIES AND CAPITAL
      ---------------------------------------------------------------------
FUND.
-----

      The consummation of this Agreement and Plan hereunder shall be subject to the following respective conditions:

      (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement and Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

      (b) That each party shall have delivered to the other party a copy of the resolutions approving the Agreement and Plan adopted and approved by the appropriate action of its Board of Trustees, certified by its Secretary or equivalent officer of each of the Funds.

      (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan of Reorganization under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

      (d) That this Agreement and Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Large Cap Fund at an annual or special meeting or any adjournment thereof.

      (e) That a distribution or distributions shall have been declared for Large Cap Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

    (f) That there shall be delivered to Strategic Series, on behalf of Large Cap Fund, and Capital Fund an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Strategic Series and Capital Fund, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and Plan, the laws of the State of Delaware and based upon certificates of the officers of Strategic Series and Capital Fund with regard to matters of fact:

            (1) The acquisition by Capital Fund of substantially all the assets of Large Cap Fund as provided for herein in exchange for Capital Fund Shares followed by the distribution by Large Cap Fund to its shareholders of Capital Fund Shares in complete liquidation of Large Cap Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Large Cap Fund and Capital Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

            (2) No gain or loss will be recognized by Large Cap Fund upon the transfer of substantially all of its assets to Capital Fund in exchange solely for voting shares of Capital Fund (Sections 361(a) and 357(a) of the Code);

            (3) No gain or loss will be recognized by Capital Fund upon the receipt by it of substantially all of the assets of Large Cap Fund in exchange solely for voting shares of Capital Fund (Section 1032(a) of the Code);

            (4) No gain or loss will be recognized by Large Cap Fund upon the distribution of Capital Fund Shares to its shareholders in liquidation of Large Cap Fund (in pursuance of the Reorganization) (Section 361(c)(1) of the Code);

            (5) The basis of the assets of Large Cap Fund received by Capital Fund will be the same as the basis of such assets to Large Cap Fund immediately prior to the exchange (Section 362(b) of the Code);

            (6) The holding period of the assets of Large Cap Fund received by Capital Fund will include the period during which such assets were held by Large Cap Fund (Section 1223(2) of the Code);

            (7) No gain or loss will be recognized to the shareholders of Large Cap Fund upon the exchange of their shares in Large Cap Fund for voting shares of Capital Fund, including fractional shares to which they may be entitled (Section 354(a) of the Code);

            (8) The basis of Capital Fund Shares received by the shareholders of Large Cap Fund shall be the same as the basis of the Large Cap Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

            (9) The holding period of Capital Fund Shares received by shareholders of Large Cap Fund (including fractional shares to which they may be entitled) will include the holding period of the Large Cap Fund Shares surrendered in exchange therefor, provided that the Large Cap Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

            (10) Capital Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Large Cap Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

    (g) That there shall be delivered to Capital Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Strategic Series, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

            (1) Large Cap Fund is a series of Strategic Series, a statutory trust organized as a business trust under the laws of the State of Delaware on January 25, 1991, and is a validly existing statutory trust and in good standing under the laws of that State;

            (2) Strategic Series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share. Five (5) classes of shares of Large Cap Fund have been designated as Large Cap Fund Class A Shares, Large Cap Fund Class B Shares, Large Cap Fund Class C Shares, Large Cap Fund Class R Shares and Large Cap Fund Advisor Class Shares, and an unlimited number of shares of beneficial interest of Strategic Series has been allocated to each class of shares. Assuming that the initial shares of beneficial interest of Large Cap Fund were issued in accordance with the 1940 Act and the Declaration of Trust and Amended and Restated By-laws of Strategic Series, and that all other outstanding shares of Large Cap Fund were sold, issued and paid for in accordance with the terms of Large Cap Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

            (3) Large Cap Fund is an open-end investment company of the management type registered as such under the 1940 Act;

            (4) Except as disclosed in Large Cap Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Strategic Series, the unfavorable outcome of which would materially and adversely affect Strategic Series or Large Cap Fund;

      (5) The execution and delivery of this Agreement and Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of Strategic Series; and

            (6) Neither the execution, delivery, nor performance of this Agreement and Plan by Strategic Series, on behalf of Large Cap Fund, violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Strategic Series is a party or by which Strategic Series is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of Strategic Series and Large Cap Fund and is enforceable against Strategic Series and/or Large Cap Fund in accordance with its terms.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Strategic Series with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Strategic Series.

      (h) That there shall be delivered to Strategic Series, on behalf of Large Cap Fund, an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Capital Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

            (1) Capital Fund is a statutory trust organized as a business trust under the laws of the State of Delaware on March 21, 2000, and is a validly existing statutory trust and in good standing under the laws of that State;

            (2) Capital Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share. Five (5) classes of shares of Capital Fund have been designated as Capital Fund Class A Shares, Capital Fund Class B Shares, Capital Fund Class C Shares, Capital Fund Class R Shares and Capital Fund Advisor Class Shares, and an unlimited number of shares of beneficial interest of Capital Fund has been allocated to each class of shares. Assuming that the initial shares of beneficial interest of Capital Fund were issued in accordance with the 1940 Act, and the Declaration of Trust and By-laws of Capital Fund, and that all other outstanding shares of Capital Fund were sold, issued and paid for in accordance with the terms of Capital Fund's prospectus in effect at the time of such sales, each such outstanding share of Capital Fund is fully paid, non-assessable, freely transferable and has full voting rights;

            (3) Capital Fund is an open-end investment company of the management type registered as such under the 1940 Act;

            (4) Except as disclosed in Capital Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Capital Fund, the unfavorable outcome of which would materially and adversely affect Capital Fund;

            (5) Capital Fund Shares to be issued pursuant to the terms of this Agreement and Plan have been duly authorized and, when issued and delivered as provided in this Agreement and Plan, will have been validly issued and fully paid and will be non-assessable by Capital Fund;

            (6) The execution and delivery of this Agreement and Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary company action on the part of Capital Fund;

            (7) Neither the execution, delivery, nor performance of this Agreement and Plan by Capital Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Capital Fund is a party or by which Capital Fund is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of Capital Fund and is enforceable against Capital Fund in accordance with its terms; and

            (8) The registration statement of Capital Fund, of which the prospectus dated November 1, 2002, as supplemented January 1, 2003 (the "Prospectus") is a part, is at the time of the signing of this Agreement and Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Agreement and Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Capital Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Capital Fund.

    (i) That Large Cap Fund shall have received a certificate from the President and Secretary of Capital Fund to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, at the date of the signing of this Agreement and Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

      (j) That Capital Fund's Registration Statement with respect to Capital Fund Shares to be delivered to Large Cap Fund's shareholders in accordance with this Agreement and Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

      (k) That Capital Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Capital Fund Shares lawfully to be delivered to each holder of Large Cap Fund Shares.

      (l) That, at the Closing, there shall be transferred to Capital Fund, aggregate Net Assets of Large Cap Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Large Cap Fund on the Closing Date.

     (m) That there be delivered to Capital Fund information concerning the tax basis of Large Cap Fund in all securities transferred to Capital Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of Large Cap Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Large Cap Fund respect to each shareholder.


9. BROKERAGE FEES AND EXPENSES.

      (a) Strategic Series, on behalf of Large Cap Fund, and Capital Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

      (b) The expenses of entering into and carrying out the provisions of this Agreement and Plan shall be borne one-quarter by Capital Fund, one-quarter by Large Cap Fund, and one-half by Franklin Advisers, Inc.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

      (a) Anything contained in this Agreement and Plan to the contrary notwithstanding, this Agreement and Plan may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Large Cap Fund) prior to the Closing, or the Closing may be postponed as follows:

            (1) by mutual consent of Strategic Series on behalf of Large Cap Fund and of Capital Fund;

            (2) by Capital Fund if any conditions of its obligations set forth in Section 8 have not been fulfilled or waived; or

            (3) by Strategic Series, on behalf of Large Cap Fund, if any conditions of its obligations set forth in Section 8 have not been fulfilled or waived.

      An election by Capital Fund or Strategic Series to terminate this Agreement and Plan and to abandon the Reorganization shall be exercised respectively, by the Board of Trustees of Capital Fund or the Board of Trustees of Strategic Series.

      (b) If the transactions contemplated by this Agreement and Plan have not been consummated by December 31, 2003, the Agreement and Plan shall automatically terminate on that date, unless a later date is agreed to by both Capital Fund and Strategic Series.

      (c) In the event of termination of this Agreement and Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither Strategic Series nor Capital Fund nor their trustees, officers, or agents or the shareholders of Large Cap Fund or Capital Fund shall have any liability in respect of this Agreement and Plan, but all expenses incidental to the preparation and carrying out of this Agreement and Plan shall be paid as provided in Section 9(b) hereof.

      (d) At any time prior to the Closing, any of the terms or conditions of this Agreement and Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement and Plan to its shareholders, on behalf of whom such action is taken.

      (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Reorganization on the Closing Date, and neither Strategic Series nor Capital Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of Strategic Series or Capital Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Agreement and Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Strategic Series, on behalf of Large Cap Fund, or the Board of Trustees of Capital Fund, to be acceptable, such terms and conditions shall be binding as if a part of this Agreement and Plan without further vote or approval of the shareholders of Large Cap Fund, unless such terms and conditions shall result in a change in the method of computing the number of Capital Fund Shares to be issued to Large Cap Fund. In which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Large Cap Fund prior to the meeting at which the transactions contemplated by this Agreement and Plan shall have been approved, this Agreement and Plan shall not be consummated and shall terminate unless Strategic Series shall promptly call a special meeting of the shareholders of Large Cap Fund at which such conditions so imposed shall be submitted for approval.

11.   ENTIRE AGREEMENT AND AMENDMENTS.

      This Agreement and Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Agreement and Plan other than those set forth herein or herein provided for. This Agreement and Plan may be amended only by mutual consent of the parties in writing. Neither this Agreement and Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.   COUNTERPARTS.

      This Agreement and Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.   NOTICES.

      Any notice, report, or demand required or permitted by any provision of this Agreement and Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Capital Growth Fund, at One Franklin Parkway, San Mateo, California 94403,
Attention: Secretary, or Franklin Strategic Series, at One Franklin Parkway, San Mateo, California 94403, Attention: Secretary, as the case may be.


14.   GOVERNING LAW.

    This Agreement and Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

      IN WITNESS WHEREOF, Strategic Series, on behalf of Large Cap Fund, and Capital Fund, have each caused this Agreement and Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                              FRANKLIN STRATEGIC SERIES, ON BEHALF OF
                              FRANKLIN LARGE CAP GROWTH FUND
Attest:

---------------------                  By: -----------------
Murray L. Simpson                          David P. Goss
Secretary                                  Vice President

                              FRANKLIN CAPITAL GROWTH FUND
Attest:

---------------------                   By: -----------------
Murray L. Simpson                           David P. Goss
Secretary                                   Vice President





















                                                                162 PROXY 03/03






















                                    EXHIBIT B

               FRANKLIN CAPITAL GROWTH FUND - CLASS A, B, C & R
    PROSPECTUS DATED SEPTEMBER 1, 2002, AS SUPPLEMENTED JANUARY 1, 2003 OR
                 FRANKLIN CAPITAL GROWTH FUND - ADVISOR CLASS
              PROSPECTUS DATED SEPTEMBER 1, 2002, AS APPLICABLE

The prospectuses of Franklin Capital Growth Fund - Class A, B, C & R dated September 1, 2002, as supplemented January 1, 2003, and Franklin Capital Growth Fund - Advisor Class dated September 1, 2002, are part of this Prospectus/Proxy Statement. The prospectus for Franklin Capital Growth Fund - Class A, B, C & R dated September 1, 2002, as supplemented January 1, 2003, will be included in the proxy mailing to all Class A, B, C and R shareholders of record and the prospectus for Franklin Capital Growth Fund - Advisor Class dated September 1, 2002 will be included in the proxy mailing to all Advisor Class shareholders of record. For purposes of this EDGAR filing, the prospectuses of Franklin Capital Growth Fund - Class A, B, C & R dated September 1, 2002, as supplemented January 1, 2003, and Franklin Capital Growth Fund - Advisor Class dated September 1, 2002, are incorporated by reference to the electronic filings made on October 30, 2002 and December 30, 2002, under Accession Numbers 0000083297-02-000019 and 0000002768-02-000027, respectively.


                                    EXHIBIT C

                        ANNUAL REPORT TO SHAREHOLDERS OF
                          FRANKLIN CAPITAL GROWTH FUND
                             DATED JUNE 30, 2002

The Annual Report to shareholders of Franklin Capital Growth Fund for the fiscal year ended June 30, 2002, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Capital Growth Fund for the fiscal year ended June 30, 2002, is incorporated by reference to the electronic filing made on August 23, 2002, under Accession Number 0000083297-02-000014.




                    EVERY SHAREHOLDER'S VOTE IS IMPORTANT




                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY











                 Please detach at perforation before mailing.
-----------------------------------------------------------------------------

PROXY                                                             PROXY

                        SPECIAL SHAREHOLDERS' MEETING OF
                         FRANKLIN LARGE CAP GROWTH FUND
                                  May 22, 2003

The undersigned hereby revokes all previous proxies for his or her shares and appoints Rupert H. Johnson, Jr., Harmon E. Burns, Murray L. Simpson, Barbara J. Green, and David P. Goss, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin Large Cap Growth Fund ("Large Cap Fund") that the undersigned is entitled to vote at the Large Cap Fund's Meeting to be held at One Franklin Parkway, San Mateo, CA 94403-1906 at 10:00 a.m. Pacific time on May 22, 2003, including any adjournments thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign this proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

                                          VOTE VIA THE INTERNET:
                                          www.franklintempleton.com
                                          VOTE VIA THE TELEPHONE:
                                          1-800-[      ]
                                          CONTROL NUMBER:

                                          Note: Please sign exactly as your name
                                          appears on the proxy. If signing for
                                          estates, trusts or corporations, your
                                          title or capacity should be stated. If
                                          shares are held jointly, each holder
                                          must sign.

                                          -----------------------------------
                                          Signature
                                          -----------------------------------
                                          Signature
                                          -----------------------------------
                                          Date



                          (Please see reverse side)

                    EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY





                 Please detach at perforation before mailing.
-------------------------------------------------------------------------------
This proxy is solicited on behalf of the Board of Trustees of Franklin Strategic Series (the "Trust") on behalf of Large Cap Fund. It will be voted as specified. If no specification is made, this proxy shall be voted in favor of Proposal 1, regarding the Reorganization of Large Cap Fund pursuant to the Agreement and Plan of Reorganization with Franklin Capital Growth Fund. If any other matters properly come before the Meeting about which the proxyholders were not aware prior to the time of the solicitation, authorization is given to the proxyholders to vote in accordance with the views of management on such matters. Management is not aware of any such matters.

The Board of TRUSTEEs unanimously recommends THAT YOU vote in favor of Proposal
1.


                                                                                     FOR          AGAINST        ABSTAIN

1. To   approve   an   Agreement   and   Plan   of   Reorganization                  [ ]             [ ]          [ ]
   between the Trust, on behalf of Large Cap Fund, and Franklin Capital Growth
   Fund ("Capital Fund"), that provides for (i) the acquisition of substantially all of the assets of Large Cap Fund by Capital Fund in exchange solely for
   Class A, Class B, Class C, Class R, and Advisor Class shares of Capital Fund,
   (ii) the distribution of such shares to the shareholders of Large Cap Fund, and (iii) the complete liquidation and dissolution of Large Cap Fund.
   Shareholders of Large Cap Fund will receive Class A, Class B, Class C, Class
   R or Advisor Class shares of Capital Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholders' Class A, Class B,
   Class C, Class R or Advisor Class shares in Large Cap Fund.

                                                                                    GRANT         WITHHOLD        ABSTAIN
2. To grant the proxyholders the authority to vote upon                              [ ]            [ ]             [ ]
   any other business, not currently contemplated, which
   may legally come before the meeting.


                   IMPORTANT: PLEASE SIGN AND MAIL IN YOUR
                                  PROXY...TODAY


PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                          FRANKLIN CAPITAL GROWTH FUND
                              Dated March [], 2003


                                 Acquisition of
                                  the Assets of
                         Franklin Large Cap Growth Fund,
                    a series of Franklin Strategic Series

                     By and in exchange for shares of the
                          Franklin Capital Growth Fund

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin Large Cap Growth Fund for shares of Franklin Capital Growth Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

            1. The applicable Statement of Additional Information of Franklin Capital Growth Fund - Class A, B, C & R dated November 1, 2002, as supplemented January 1, 2003.

            2. The applicable Statement of Additional Information of Franklin Capital Growth Fund - Advisor Class dated November 1, 2002.

            3. Semi-Annual Report of Franklin Capital Growth Fund for the six months ended December 31, 2002.

            4. The applicable Statement of Additional Information of Franklin Large Cap Growth Fund - Class A, B, C & R dated September 1, 2002, as supplemented January 1, 2003.

            5. The applicable Statement of Additional Information of Franklin Large Cap Growth Fund - Advisor Class dated September 1, 2002

            6. Annual Report of Franklin Large Cap Growth Fund for the year ended April 30, 2002.

            7. Semi-Annual Report of Franklin Large Cap Growth Fund for the six months ended October 31, 2002.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated March [], 2003, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Capital Growth Fund, One Franklin Parkway, San Mateo, CA 94403-1906.

--------------------------------------------------------------

The Statement of Additional Information of Franklin Capital Growth Fund - Class A, B, C & R dated November 1, 2002, as supplemented January 1, 2003, is part of this SAI and will be provided to all Class A, B, C & R shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Franklin Capital Growth Fund - Class A, B, C & R dated November 1, 2002, is incorporated by reference to the electronic filings made on October 30, 2002 and December 31, 2002, under Accession Numbers 0000083297-02-000019 and 0000002768-02-000029, respectively.

The Statement of Additional Information of Franklin Capital Growth Fund - Advisor Class dated November 1, 2002, is part of this SAI and will be provided to all Advisor Class shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Franklin Capital Growth Fund - Advisor Class dated September 1, 2002, is incorporated by reference to the electronic filing made on October 30, 2002, under Accession Number 0000083297-02-000019.

The Semi-Annual Report to shareholders of Franklin Capital Growth Fund dated December 31, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Franklin Capital Growth Fund for the period ended December 31, 2002, is incorporated by reference to the electronic filing made on February 21, 2003, under Accession Number 0000083297-03-000003.

The Statement of Additional Information of Franklin Large Cap Growth Fund - Class A, B, C & R dated September 1, 2002, as supplemented January 1, 2003, is part of this SAI and will be provided to all Class A, B, C & R shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Franklin Large Cap Growth Fund - Class A, B, C & R dated September 1, 2002, as supplemented January 1, 2003, is incorporated by reference to the electronic filings made on August 29, 2002, and December 31, 2002, under Accession Numbers 0000872625-02-000035 and 0000002768-02-000029,
respectively.

The Statement of Additional Information of Franklin Large Cap Growth Fund - Advisor Class dated September 1, 2002, is part of this SAI and will be provided to all Advisor Class shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Franklin Large Cap Growth Fund - Advisor Class dated September 1, 2002, is incorporated by reference to the electronic filing made on August 29, 2002, under Accession Number 0000872625-02-000035.

The Annual Report to shareholders of Franklin Large Cap Growth Fund dated April 30, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Large Cap Growth Fund dated April 30, 2002, is incorporated by reference to the electronic filing made on July 5, 2002, under Accession Number 0000872625-02-000031.

The Semi-Annual Report to shareholders of Franklin Large Cap Growth Fund dated October 31, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Franklin Large Cap Growth Fund dated October 31, 2002, is incorporated by reference to the electronic filing made on January 8, 2003, under Accession Number 0000872625-03-000002.



                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a), 14(a) and 16(a) :

      (1)  Copies of the charter of the Registrant as now in effect;

            (a) Certificate of Trust of Franklin Growth and Income Fund dated March 21, 2000
                  Filing: Post-Effective Amendment No. 90 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: June 9, 2000

            (b) Agreement and Declaration of Trust of Franklin Growth and Income Fund dated March 21, 2000
                  Filing: Post-Effective Amendment No. 90 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: June 9, 2000

            (c) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Growth and Income Fund dated July 19, 2001
                  Filing: Post-Effective Amendment No. 92 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 29, 2001

            (d) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Growth and Income Fund dated March 12, 2002
                  Filing: Post-Effective Amendment No. 94 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 2002

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a)   By-Laws
                  Filing: Post-Effective Amendment No. 90 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: June 9, 2000

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

            (a) Form of Agreement and Plan of Reorganization between the Registrant and Franklin Strategic Series, on behalf of Franklin Large Cap Growth Fund (included in Part A)

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (a) Management Agreement between Registrant and Franklin Advisers, Inc. dated August 10, 2000
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 29, 2001

            (b)   Forms of Dealer Agreement between
                  Franklin/Templeton Distributors, Inc. and
                  Securities Dealers
                  Filing: Post-Effective Amendment No. 89 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 26, 1999

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

            (a)   Master Custody Agreement between Registrant and
                  Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 84 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 1996

            (b) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
                  Filing Post-Effective Amendment No. 86 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 1997

            (c) Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 on behalf of all funds listed on Exhibit A
                  Filing: Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 24, 1998

            (d) Amendment dated May 1, 2002 to Exhibit A of the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York Filing Post-Effective Amendment No. 94 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 2002

            (e) Amendment dated May 16, 2001 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
                  Filing Post-Effective Amendment No. 92 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 29, 2001

            (f) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                  Filing: Post-Effective Amendment No. 92 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 29, 2001

            (g) Amendment dated April 25, 2002 to Schedule 2 of the Foreign Custody Manager Agreement dated July 30, 1998
                  Filing: Post-Effective Amendment No. 94 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 2002

            (h)   Terminal Link Agreement between Registrant and
                  Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 84 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 1996

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

            (a)   Distribution Plan pursuant to Rule 12b-1 effective August
                  10, 2000
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

            (b)   Class C Distribution Plan pursuant to
                  Rule 12b-1, dated October 31, 2000
                  Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 29, 2001

            (c) Class B Distribution Plan pursuant to Rule 12b-1 dated August 10, 2000
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

            (d) Class R Distribution Plan pursuant to Rule 12b-1 dated January 1, 2002
                  Filing: Post-Effective Amendment No. 93 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: December 19, 2001

            (e)   Multiple Class Plan dated October 9, 2001
                  Filing: Post-Effective Amendment No. 93 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: December 19, 2001

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a)   Opinion and Consent of Counsel
                  Filing: Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 24, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

            (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services Inc.
                  Filing: Post-Effective Amendment No. 92 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 29, 2001

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

            (a)   Consent of PricewaterhouseCoopers LLP, independent auditors

      (15) All financial statements omitted pursuant to Items 14(a)(1);

           Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

             (a)  Power of Attorney dated November 12, 2002

      (17) Any additional exhibits which the Registrant may wish to file.

           Not Applicable.

Item 17.   Undertakings

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

             (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 19th day of February, 2003.

                                       FRANKLIN CAPITAL Growth FUND
                                       (Registrant)

                                       By:/s/David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:




Rupert H. Johnson, Jr.*                  President, Chief Executive Officer -
-----------------------                  Investment Management and Trustee
Rupert H. Johnson, Jr.                   Dated: February 19, 2003



Jimmy D. Gambill*                        Chief Executive Officer - Finance and
----------------------                   Administration
Jimmy D. Gambill                         Dated: February 19, 2003


Kimberley H. Monasterio*                 Chief Financial Officer
------------------------                 Dated: February 19, 2003
Kimberley H. Monasterio

Frank H. Abbott, III*                    Trustee
-----------------------                  Dated: February 19, 2003
Frank H. Abbott, III

Harris J. Ashton*                        Trustee
-----------------------                  Dated: February 19, 2003
Harris J. Ashton

S. Joseph Fortunato*                     Trustee
-----------------------                  Dated: February 19, 2003
S. Joseph Fortunato

Charles B. Johnson*                      Trustee
-----------------------                  Dated: February 19, 2003
Charles B. Johnson

Frank W.T. LaHaye*                       Trustee
-----------------------                  Dated: February 19, 2003
Frank W.T. LaHaye

Gordon S. Macklin*                       Trustee
-----------------------                  Dated: February 19, 2003
Gordon S. Macklin


*By: /s/David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney included herein)




                          FRANKLIN CAPITAL GROWTH FUND
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.        DESCRIPTION                                       LOCATION
EX-99.(1)(a)       Certificate of Trust of Franklin Growth and           *
                   Income Fund dated March 21, 2000

EX-99.(1)(b)       Agreement and Declaration of Trust of Franklin        *
                   Growth and Income Fund dated March 21, 2000

EX-99.(1)(c)       Certificate of Amendment of Agreement and             *
                   Declaration of Trust of Franklin Growth and
                   Income Fund dated July 19, 2001

EX-99.(1)(d)       Certificate of Amendment of Agreement and             *
                   Declaration of Trust of Franklin Growth and
                   Income Fund dated March 12, 2002

EX-99.(2)(a)       By-Laws                                               *

EX-99.(6)(a)       Management Agreement between Registrant and           *
                   Franklin Advisers, Inc. dated August 10, 2000

EX-99.(7)(a)       Amended and Restated Distribution Agreement           *
                   between Registrant and Franklin/Templeton
                   Distributors, Inc. dated October 31, 2000

EX-99.(7)(b)       Forms of Dealer Agreements between                    *
                   Franklin/Templeton Distributors, Inc. and
                   Securities Dealers dated March 1, 1998

EX-99.(9)(a)       Master Custody Agreement between Registrant           *
                   and Bank of New York dated February 16, 1996

EX-99.(9)(b)       Amendment dated May 7, 1997 to the Master             *
                   Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.(9)(c)       Amendment dated February 27, 1998 to Master           *
                   Custody Agreement dated February 16, 1996 on behalf of all funds listed on Exhibit A

EX-99.(9)(d)       Amendment dated May 1, 2002, to Exhibit A of          *
                   the Master Custody Agreement between Registrant and Bank of New York dated February
                   16, 1996

EX-99.(9)(e)       Amendment dated May 16, 2001 to the Master            *
                   Custody Agreement dated February 16, 1996 between Registrant and Bank of New York

EX-99.(9)(f)       Amended and Restated Foreign Custody Manager          *
                   Agreement between the Registrant and Bank of New York made as of May 16, 2001

EX-99.(9)(g)       Amendment dated April 25, 2002 to Schedule 2          *
                   of the Foreign Custody Manager Agreement dated July 30, 1998

EX-99.9(h)         Terminal link Agreement between Registrant and        *
                   Bank of New York dated February 16, 1996

EX-99.(10)(a)      Distribution Plan pursuant to Rule 12b-1              *
                   effective August 10, 2000

EX-99.(10)(b)      Class C Distribution Plan pursuant to Rule            *
                   12b-1 dated October 31, 2000

EX-99.(10)(c)      Class B Distribution Plan pursuant to Rule            *
                   12b-1 dated August 10, 2000

EX-99.(10)(d)      Class R Distribution Plan pursuant to Rule
                   12b-1 dated January 1, 2002

EX-99.(10)(e)      Multiple Class Plan dated October 9, 2001             *

EX-99.(11)(a)      Opinion and Consent                                   *

EX-99.(11)(a)      Form of Opinion and Consent of Counsel            Attached
                   Supporting Tax Matters and Consequences to
                   Shareholders

EX-99.(13)(a)      Subcontract for Fund Administrative Services          *
                   dated January 1, 2001 between Franklin
                   Advisers, Inc. and Franklin Templeton
                   Services, LLC

EX-99.(14)(a)      Consent of Auditors, PricewaterhouseCoopers LLP   Attached

EX-99.(16)(a)      Power of Attorney November 12, 2002               Attached